GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.78%
61,891	Agnico Eagle Mines Ltd	$ 3,577,927
185,000	Anglo American PLC	7,244,812
23,500	Arkema SA	2,845,986
230,500	BlueScope Steel Ltd	3,401,433
80,800	Boliden AB(a)	2,997,948
22,572	Croda International PLC(b)	1,974,354
61,800	Evonik Industries AG	2,186,799
358,000	Fortescue Metals Group Ltd	5,456,132
73,775	Franco-Nevada Corp	9,245,504
4,054	Givaudan SA	15,637,273
55,400	Kaneka Corp	2,279,906
93,800	Kansai Paint Co Ltd	2,509,048
710,000	Kingboard Holdings Ltd	3,842,793
73,300	Mineral Resources Ltd	2,127,795
335,700	Mitsubishi Chemical Holdings Corp	2,521,309
162,500	Mitsubishi Gas Chemical Co Inc	3,997,132
120,900	Mitsui Chemicals Inc(b)	3,826,213
47,700	Nippon Soda Co Ltd	1,507,363
121,338	Novozymes A/S Class B(b)	7,764,020
63,800	Rio Tinto Ltd	5,392,187
651,900	St Barbara Ltd	977,048
48,336	Symrise AG	5,864,701
62,000	Tokuyama Corp(b)	1,568,703
61,057	Wheaton Precious Metals Corp(b)	2,332,089
		101,078,475
Communications — 3.44%
1,412,200	BT Group PLC(a)	3,011,708
116,600	Deutsche Telekom AG	2,349,899
291,500	KDDI Corp(b)	8,981,318
348,200	Nippon Telegraph & Telephone Corp	8,984,229
401,000	Orange SA	4,934,708
296,000	Telefonica SA	1,330,785
48,500	Telenet Group Holding NV(b)	1,965,950
302,800	Television Francaise 1(a)(b)	2,753,635
36,300	United Internet AG	1,457,305
12,389	Wix.com Ltd(a)	3,459,257
4,535	Wolters Kluwer NV(a)	393,888
		39,622,682
Consumer, Cyclical — 9.35%
258,400	Barratt Developments PLC(a)	2,657,208
39,800	Bayerische Motoren Werke AG	4,130,324
41,344	Cie Financiere Richemont SA	3,969,988
40,783	Cie Generale des Etablissements Michelin SCA	6,108,102
146,257	Compass Group PLC(a)	2,953,948
45,500	Daimler AG	4,060,878
Shares		Fair Value
Consumer, Cyclical — (continued)
181,000	Daiwabo Holdings Co Ltd(a)(b)	$ 2,756,170
89,000	Deutsche Lufthansa AG(a)(b)	1,180,439
929,000	Dixons Carphone PLC(a)	1,829,387
100,600	EDION Corp(a)(b)	1,127,789
2,822	Faurecia SE(a)	150,174
132,100	Finnair OYJ(a)(b)	109,858
606,476	Harvey Norman Holdings Ltd	2,650,631
108,200	Haseko Corp(b)	1,513,403
131,500	Honda Motor Co Ltd	3,964,137
440,100	International Consolidated Airlines Group SA(a)	1,023,237
233,700	ITOCHU Corp(b)	7,587,309
56,500	Japan Airlines Co Ltd(a)	1,265,372
38,900	Kaufman & Broad SA	1,680,025
216,300	Kindred Group PLC(a)	3,800,818
1,038,600	Kingfisher PLC(a)	4,550,820
86,100	Kohnan Shoji Co Ltd(a)	2,481,032
62,600	K's Holdings Corp(b)	861,744
4,315	LVMH Moet Hennessy Louis Vuitton SE	2,882,221
248,400	Marubeni Corp(b)	2,074,656
94,900	Mitsubishi Corp	2,690,326
16,600	Pandora A/S	1,775,360
338,300	Pirelli & C SpA(a)(c)	1,983,279
694,700	Qantas Airways Ltd(a)	2,696,218
366,571	Redrow PLC	3,171,211
39,370	Ryanair Holdings PLC Sponsored ADR(a)	4,527,550
166,012	Stellantis NV	2,937,306
202,900	Super Retail Group Ltd	1,822,897
156,700	Teijin Ltd(b)	2,703,614
52,900	Tokmanni Group Corp	1,239,768
338,100	Volvo AB Class B(b)	8,562,391
101,200	Yamaha Motor Co Ltd	2,490,588
113,500	Yokohama Rubber Co Ltd	2,038,930
627,500	Yue Yuen Industrial Holdings Ltd	1,569,262
		107,578,370
Consumer, Non-Cyclical — 27.53%
47,000	Adecco Group AG	3,170,239
142,644	Amadeus IT Group SA(a)	10,160,295
52,700	Arcs Co Ltd(a)	1,140,517
245,700	Astellas Pharma Inc	3,784,836
47,900	ASTM SpA(a)	1,447,494
368,700	Babcock International Group PLC(a)	1,161,393
59,100	Bayer AG	3,745,356
204,600	British American Tobacco PLC	7,775,579
112,200	Carrefour SA	2,031,456
122	Chocoladefabriken Lindt & Spruengli AG	1,062,766
120,917	Colgate-Palmolive Co	9,531,887
74,735	Danone SA	5,115,484
274,662	Diageo PLC	11,281,700
27,115	EssilorLuxottica SA	4,417,239

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
164,058	Experian PLC	$ 5,649,727
58,300	Ezaki Glico Co Ltd(a)	2,339,601
56,900	Fresenius SE & Co KGaA	2,535,495
597,626	GlaxoSmithKline PLC	10,578,076
67,396	Heineken NV(b)	6,918,756
141,400	Imperial Brands PLC	2,897,873
593,400	Inghams Group Ltd	1,507,004
70,638	Intertek Group PLC	5,452,468
21,200	Ipsen SA	1,817,370
117,200	Ito En Ltd	7,188,911
637,200	J Sainsbury PLC	2,129,922
142,200	Kao Corp	9,409,186
31,416	Kerry Group PLC Class A	3,923,529
76,100	Kobayashi Pharmaceutical Co Ltd(b)	7,107,766
249,600	Koninklijke Ahold Delhaize NV	6,962,079
8,700	Kose Corp	1,233,048
258,480	Leroy Seafood Group ASA	2,209,210
78,500	Lion Corp	1,530,295
35,325	L'Oreal SA	13,532,394
88,000	Medipal Holdings Corp	1,691,489
78,700	Megmilk Snow Brand Co Ltd(a)	1,597,188
716,900	Metcash Ltd	2,011,739
207,344	Nestle SA	23,113,961
139,400	Nihon Kohden Corp	4,073,315
19,400	Nissin Foods Holdings Co Ltd	1,438,344
78,410	Novartis AG	6,702,543
69,674	Pernod Ricard SA	13,041,572
82,400	Prima Meat Packers Ltd(a)	2,601,982
46,200	Randstad NV	3,243,017
129,177	Reckitt Benckiser Group PLC	11,559,178
42,500	Roche Holding AG	13,767,595
160,700	Rohto Pharmaceutical Co Ltd	4,297,110
106,200	Sanofi	10,501,534
342,400	Santen Pharmaceutical Co Ltd	4,722,120
196,800	Scandinavian Tobacco Group A/S(c)	3,777,579
78,800	Secom Co Ltd	6,642,974
82,500	Securitas AB Class B	1,403,138
2,860	SGS SA	8,126,402
27,900	Societe BIC SA	1,633,130
41,600	Sohgo Security Services Co Ltd	1,968,539
87,700	Swedish Orphan Biovitrum AB(a)	1,402,491
378,300	Tate & Lyle PLC	3,989,961
117,900	Terumo Corp	4,266,604
977,100	Tesco PLC	3,084,269
135,100	Toyo Suisan Kaisha Ltd	5,670,021
34,700	UCB SA	3,298,731
1,873,000	United Laboratories International Holdings Ltd	1,387,281
3,724,000	WH Group Ltd(c)	3,025,493
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
804,841	Wm Morrison Supermarkets PLC	$ 2,023,687
		316,811,938
Diversified — 0.29%
414,400	CK Hutchison Holdings Ltd	3,310,771
Energy — 2.04%
1,741,000	Beach Energy Ltd	2,276,517
42,459	Core Laboratories NV(b)	1,222,395
78,000	OMV AG	3,952,840
220,997	Petrofac Ltd(a)(b)	291,239
394,400	Repsol SA	4,895,297
256,600	Royal Dutch Shell PLC Class B	4,722,669
115,300	Total SE	5,375,279
351,700	Z Energy Ltd(a)	695,941
		23,432,177
Financial — 14.38%
248,600	3i Group PLC	3,949,182
66,000	Aareal Bank AG(a)	1,873,580
160,100	ABN AMRO Bank NV(a)(b)(c)	1,943,613
388,300	Aegon NV	1,844,929
24,300	Allianz SE	6,180,852
75,900	ASR Nederland NV	3,392,365
126,400	Australia & New Zealand Banking Group Ltd	2,713,866
417,300	Aviva PLC	2,351,627
151,800	AXA SA	4,074,967
553,800	Banco Bilbao Vizcaya Argentaria SA	2,885,950
921,078	Banco Santander SA(a)	3,141,630
174,300	Bank Leumi Le-Israel BM	1,148,125
395,800	Bank of Ireland Group PLC(a)	1,954,574
78,400	BNP Paribas SA(a)	4,776,875
199,500	Chiba Bank Ltd(a)	1,306,007
118,300	CNP Assurances(a)	2,243,791
159,800	Credit Agricole SA(a)	2,314,266
378,300	Credit Suisse Group AG	4,002,173
133,100	Dai-ichi Life Holdings Inc(b)	2,287,978
144,953	Deutsche Wohnen SE	6,761,856
228,500	DNB ASA	4,872,289
24,526	Euronext NV(c)	2,468,544
99,200	Fukuoka Financial Group Inc(b)	1,882,230
580,800	Gunma Bank Ltd(b)	2,083,321
195,700	Hachijuni Bank Ltd	712,624
148,514	Hiscox Ltd(a)	1,758,340
28,610	Julius Baer Group Ltd	1,828,278
24,833	Jyske Bank A/S(a)	1,185,015
638,500	Kerry Properties Ltd	2,064,935
22,422	LEG Immobilien SE	2,949,328
1,003,400	Legal & General Group PLC	3,851,212
3,478,000	Lloyds Banking Group PLC(a)	2,040,051

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
329,380	Mebuki Financial Group Inc(b)	$ 777,220
210,400	Mediobanca Banca di Credito Finanziario SpA(a)	2,331,503
708,960	Mitsubishi HC Capital Inc(b)	4,285,623
547,200	Mitsubishi UFJ Financial Group Inc(b)	2,926,038
203,073	Mizuho Financial Group Inc	2,936,514
498,200	Natixis SA(a)	2,381,337
473,800	Nomura Holdings Inc	2,510,409
221,800	Nordea Bank Abp	2,187,003
293,100	North Pacific Bank Ltd	847,823
398,200	ORIX Corp	6,734,671
819,600	Resona Holdings Inc	3,442,736
89,600	Shinoken Group Co Ltd	1,028,294
53,400	Societe Generale SA(a)	1,396,139
46,000	Sompo Holdings Inc(b)	1,762,542
676,600	Stockland REIT(a)	2,271,294
117,900	Sumitomo Mitsui Financial Group Inc(b)	4,273,557
12,500	Swiss Life Holding AG	6,142,958
101,627	Sydbank AS(a)(b)	2,738,003
92,761	TAG Immobilien AG(a)	2,647,776
662,113	UBS Group AG	10,243,874
986,300	UnipolSai Assicurazioni SpA	2,962,700
293,300	United Overseas Bank Ltd	5,655,418
63,300	Vonovia SE	4,136,624
		165,464,429
Industrial — 17.88%
700	AP Moller - Maersk A/S Class B(b)	1,625,063
553,100	Austal Ltd	944,489
953,500	BAE Systems PLC	6,637,647
57,900	Bekaert SA	2,421,114
54,700	Bouygues SA	2,190,998
91,300	bpost SA(a)	872,000
115,700	Brother Industries Ltd(b)	2,569,746
2,832,000	China Resources Cement Holdings Ltd	3,194,539
102,300	Cia de Distribucion Integral Logista Holdings SA	2,029,823
69,600	Cie de Saint-Gobain(a)	4,110,002
109,900	Deutsche Post AG	6,029,231
43,100	Dfds A/S(a)	2,203,854
6,200	Disco Corp	1,959,225
2,800	dormakaba Holding AG	1,912,603
159,993	Epiroc AB Class A	3,624,510
93,970	GEA Group AG(a)	3,854,265
5,947	Geberit AG	3,784,940
158,981	Halma PLC	5,199,168
48,179	Hirose Electric Co Ltd	7,427,070
105,400	Hitachi Ltd	4,777,611
315,365	IMI PLC	5,793,017
133,000	Japan Aviation Electronics Industry Ltd	2,165,160
101,400	Kamigumi Co Ltd	1,923,648
100,400	Kinden Corp(a)	1,711,971
Shares		Fair Value
Industrial — (continued)
269,400	Kitz Corp	$ 1,563,743
16,905	Knorr-Bremse AG	2,109,622
70,900	Kumagai Gumi Co Ltd(a)	1,923,521
53,900	LafargeHolcim Ltd	3,169,588
1,881,000	Lee & Man Paper Manufacturing Ltd	1,734,046
121,276	Legrand SA	11,267,565
179,400	Leonardo SpA	1,451,292
35,400	Nichiha Corp(a)	1,032,139
140,700	Nikon Corp	1,321,930
73,400	Nippon Electric Glass Co Ltd	1,706,155
23,789	Nordson Corp	4,726,399
408,000	NWS Holdings Ltd	432,531
197,000	Obayashi Corp	1,808,261
53,000	Omron Corp	4,151,618
266,700	Rengo Co Ltd	2,319,479
30,700	Rheinmetall AG	3,113,707
32,200	Sankyu Inc	1,416,775
16,958	Schindler Holding AG(b)	4,982,417
118,085	Schneider Electric SE	17,988,562
67,900	Seino Holdings Co Ltd	947,450
177,900	Shimadzu Corp	6,450,729
92,300	Signify NV(a)(c)	4,747,300
15,220	Sika AG	4,352,226
221,400	SKF AB Class B(b)	6,299,830
10,600	SMC Corp	6,173,231
119,700	Sodick Co Ltd(a)	1,117,724
88,740	Spectris PLC	4,069,318
46,383	Spirax-Sarco Engineering PLC	7,284,452
64,700	Taisei Corp	2,496,211
34,200	Tsubakimoto Chain Co(a)	943,709
57,100	Valmet OYJ	2,079,059
128,200	Venture Corp Ltd	1,914,340
76,011	Wartsila OYJ Abp	796,814
94,600	Wienerberger AG	3,458,742
1,024,000	Xinyi Glass Holdings Ltd	3,363,933
115,300	Yokogawa Electric Corp	2,129,911
		205,806,023
Technology — 10.45%
69,351	Analog Devices Inc	10,754,953
39,256	ANSYS Inc(a)	13,329,768
15,250	Atos SE(a)	1,188,967
187,514	Cadence Design Systems Inc(a)	25,687,543
10,900	Capgemini SE	1,853,300
17,500	Check Point Software Technologies Ltd(a)	1,959,475
23,273	Dassault Systemes SE	4,974,363
25,542	Descartes Systems Group Inc(a)	1,558,292
40,900	Dialog Semiconductor PLC(a)	3,083,667
73,000	DTS Corp(a)	1,669,569
24,528	Infineon Technologies AG	1,043,611
123,600	Micro Focus International PLC	943,880

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
139,271	Nomura Research Institute Ltd	$ 4,326,853
25,800	Obic Co Ltd	4,734,084
2,174,000	PAX Global Technology Ltd	2,353,001
147,413	Samsung Electronics Co Ltd	10,664,534
27,117	SAP SE	3,326,093
18,800	Siltronic AG(a)(b)	3,031,440
165,515	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	19,577,114
22,469	Texas Instruments Inc	4,246,416
		120,306,923
Utilities — 1.01%
1,543,900	A2A SpA	2,810,065
203,700	AGL Energy Ltd	1,497,455
441,300	Drax Group PLC	2,553,976
92,467	Enagas SA	2,013,094
276,700	Enel SpA(a)	2,752,443
		11,627,033
TOTAL COMMON STOCK — 95.15% (Cost $947,242,012)		$1,095,038,821
PREFERRED STOCK
Consumer, Cyclical — 1.49%
53,800	Porsche Automobil Holding SE	5,708,256
240,113	Schaeffler AG	2,134,269
33,100	Volkswagen AG	9,265,410
		17,107,935
Consumer, Non-Cyclical — 1.15%
118,177	Henkel AG & Co KGaA	13,287,133
TOTAL PREFERRED STOCK — 2.64% (Cost $28,133,959)		$30,395,068
WARRANTS
Consumer, Cyclical — 0.00%(d)
86,430	Cie Financiere Richemont SA(a)(e)	32,921
TOTAL WARRANTS — 0.00%(d) (Cost $0)		$32,921
GOVERNMENT MONEY MARKET MUTUAL FUNDS
25,480,000	Blackrock FedFund Institutional Class(f), 0.01%(g)	25,480,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
19,082,000	Goldman Sachs Financial Square Government Fund Institutional Class(f), 0.03%(g)	$ 19,082,000
19,504,000	Invesco Government & Agency Portfolio Institutional Class(f), 0.03%(g)	19,504,000
24,135,000	JPMorgan U.S. Government Money Market Fund Capital Shares(f), 0.04%(g)	24,135,000
48,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(f), 0.03%(g)	48,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 7.67% (Cost $88,249,000)		$88,249,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.68%
$7,835,112	Undivided interest of 15.56% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $7,835,112 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(f)	7,835,112
TOTAL SHORT TERM INVESTMENTS — 0.68% (Cost $7,835,112)		$7,835,112
TOTAL INVESTMENTS — 106.14% (Cost $1,071,460,083)		$1,221,550,922
OTHER ASSETS & LIABILITIES, NET — (6.14)%		$(70,713,570)
TOTAL NET ASSETS — 100.00%		$1,150,837,352

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Security is fair valued under procedures adopted by the Board of Directors.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
HSB	USD	23,328,577	JPY	2,465,399,000	August 19, 2021	$1,030,453
Counterparty Abbreviations:
HSB	HSBC Bank USA
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of March 31, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$252,999,249	20.71%
United States	164,361,077	13.46
United Kingdom	144,048,954	11.79
France	139,581,443	11.43
Switzerland	116,002,745	9.50
Germany	104,964,248	8.59
Netherlands	40,796,861	3.34
Australia	37,746,703	3.09
Sweden	28,091,126	2.30
Spain	26,456,875	2.17
Hong Kong	26,278,586	2.15
Denmark	21,068,893	1.72
Taiwan	19,577,114	1.60
Canada	16,713,812	1.37
Italy	15,738,776	1.29
South Korea	10,664,533	0.87
Ireland	10,405,653	0.85
Belgium	8,557,795	0.70
Singapore	7,569,758	0.62
Austria	7,411,582	0.61
Norway	7,081,500	0.58
Israel	6,566,856	0.54
Finland	6,412,502	0.52
Bermuda	1,758,340	0.14
New Zealand	695,941	0.06
Total	$1,221,550,922	100.00%
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$121,321,984	$973,716,837	$—	$1,095,038,821
Preferred Stock	—	30,395,068	—	30,395,068
Warrants	—	—	32,921	32,921
Government Money Market Mutual Funds	88,249,000	—	—	88,249,000
Short Term Investments	—	7,835,112	—	7,835,112
Total investments, at fair value:	209,570,984	1,011,947,017	32,921	1,221,550,922
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,030,453	—	1,030,453
Total Assets	$209,570,984	$1,012,977,470	$32,921	$1,222,581,375
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

March 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $23,332,176 in forward contracts for the reporting period.

March 31, 2021